Expense Example	Sep. 17, 2025 USD ($)
Pictet AI & Automation ETF | Pictet AI & Automation ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Pictet Cleaner Planet ETF | Pictet Cleaner Planet ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Pictet AI Enhanced International Equity ETF | Pictet AI Enhanced International Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Pictet Emerging Markets Rising Economies ETF | Pictet Emerging Markets Rising Economies ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Pictet Emerging Markets Debt ETF | Pictet Emerging Markets Debt ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	$ 192